Post employment benefits - Balance sheet analysis of post employment plans (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Non-current assets	£ 960	£ 1,553
Non-current liabilities	(373)	(402)
Surplus restriction	7	14
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	960	1,553
Non-current liabilities	(132)	(144)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (241)	£ (258)